Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2019 MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh	35.35
Notional quantity (MW-hrs) | MWh	757,075
PJM NI HUB
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh	25.54
Notional quantity (MW-hrs) | MWh	3,443,530
ERCOT North HUB
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh	36.46
Notional quantity (MW-hrs) | MWh	2,665,068